UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2009
                                               --------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                     Place                    Date of Signing:
/S/ DAVID SACHS              MT. KISCO NY               MAY 12, 2009
---------------              -------------              --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:               35
                                                 -----------

Form 13F Information Table Value Total:            $ 104,632
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None

COLUMN 1                      COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                             VOTING AUTHORITY
                                                                                                           --------------------
                              TITLE                                 SHRS
                              OF                      VALUE       OR PRN  SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS     CUSIP         (X1000)     AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                     COMM      13817101        3,593      489500    SH       Sole                489500
AMPHENOL CORP-CL A            COMM      32095101        2,137      75000     SH       Sole                75000
SOTHEBYS                      COMM      835898107       630        70000     SH       Sole                70000
CABOT CORP                    COMM      127055101       4,208      400400    SH       Sole                400400
COMCAST CORP-CL A             COMM      20030N101       4,092      300000    SH       Sole                300000
CONOCOPHILLIPS                COMM      20825C104       979        25000     SH       Sole                25000
COMMSCOPE INC                 COMM      203372107       2,954      260000    SH       Sole                260000
DISCOVER FINANCIAL SERVICES   COMM      254709108       2,524      400000    SH       Sole                400000
FOMENTO ECONOMICO MEX-SP ADR  ADRS      344419106       5,042      200000    SH       Sole                200000
FERRO CORP                    CONV      315405100       1,641      4750000   PRN      Sole                4750000
CORNING INC                   COMM      219350105       5,308      400000    SH       Sole                400000
GENWORTH FINANCIAL INC-CL A   COMM      37247D106       352        185000    SH       Sole                185000
WR GRACE & CO                 COMM      38388F108       6,320      1000000   SH       Sole                1000000
GRAFTECH INTERNATIONAL LTD    COMM      384313102       2,806      455600    SH       Sole                455600
STARWOOD HOTELS & RESORTS     COMM      85590A401       953        75000     SH       Sole                75000
HEXCEL CORP                   COMM      428291108       5,589      850720    SH       Sole                850720
INTL GAME TECHNOLOGY          COMM      459902102       3,227      350000    SH       Sole                350000
J CREW GROUP INC              COMM      46612H402       5,272      400000    SH       Sole                400000
JEFFERIES GROUP INC           COMM      472319102       1,035      75000     SH       Sole                75000
LENNAR CORP-CL A              COMM      526057104       1,878      250000    SH       Sole                250000
LENNAR CORP-CL A              COMM      526057104       94         2500           PUT Sole                2500
LIBERTY ACQUISITION HOLDINGS  COMM      53015Y107       10,808     1231034   SH       Sole                1231034
LOWES COS INC                 COMM      548661107       3,650      200000    SH       Sole                200000
MERGE HEALTHCARE INC          COMM      589499102       290        213035    SH       Sole                213035
MICROSOFT CORP                COMM      594918104       1,378      75000     SH       Sole                75000
MONSTER WORLDWIDE INC         COMM      611742107       2,038      250000    SH       Sole                250000
NALCO HOLDING CO              COMM      62985Q101       2,287      175000    SH       Sole                175000
OWENS CORNING INC             COMM      690742101       3,164      350000    SH       Sole                350000
PFIZER INC                    COMM      717081103       735        54000     SH       Sole                54000
TRANSOCEAN LTD                COMM      H8817H100       4,413      75000     SH       Sole                75000
SCHWAB (CHARLES) CORP         COMM      808513105       2,558      165000    SH       Sole                165000
TARGET CORP                   COMM      87612E106       6,878      200000    SH       Sole                200000
VALSPAR CORP                  COMM      920355104       1,336      66900     SH       Sole                66900
WILLIAMS-SONOMA INC           COMM      969904101       2,016      200000    SH       Sole                200000
WRIGHT EXPRESS CORP           COMM      98233Q105       2,449      134400    SH       Sole                134400
                                                        104,632
